Other Long-term Payable (Details) $ in Thousands	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Other Long-term Payable
Other		¥ 200,000	¥ 200,000
Total other long-term payable	$ 29	200,000	84,974,000
2009 RSU Plan
Other Long-term Payable
RSU long-term payable		¥ 0	¥ 84,774,000